Loans and asset quality - Past Due Loans (Details) - Domestic - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 105	$ 87
30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	87	37
60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	18	50
Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Wealth management loans and mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	55	27
Wealth management loans and mortgages | 30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	54	22
Wealth management loans and mortgages | 60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	1	5
Wealth management loans and mortgages | Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	4	11
Other residential mortgages | 30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	3	8
Other residential mortgages | 60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	1	3
Other residential mortgages | Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	11	31
Financial institutions | 30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	11	1
Financial institutions | 60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	30
Financial institutions | Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	35	18
Commercial real estate | 30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	19	6
Commercial real estate | 60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	16	12
Commercial real estate | Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 0	$ 0